Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Schedule of intangible assets

	December 31,
	2023			2024
			Net book			Net book
(In thousands)	Cost	Amortization	value	Cost	Amortization	value
Technology (note)	—	—	—	3,869	(580)	3,289
Land use rights	4,697	(1,629)	3,068	4,932	(1,775)	3,157
Audio - visual license	5,537	(3,484)	2,053	5,456	(4,072)	1,384
Acquired computer software	3,565	(2,989)	576	3,662	(3,302)	360
Others	—	—	—	170	(50)	120
Total	13,799	(8,102)	5,697	18,089	(9,779)	8,310

Note:

During the year ended December 31, 2024, the Company acquired intangible assets amounting to USD3,869,000 in connection with a business combination, which was measured at fair value upon acquisition, details are included in Note 3.

Summary of amortization expense recognized

	Years ended December 31
(In thousands)	2022	2023	2024
Cost of revenues	54	53	781
General and administrative expenses	1,032	1,048	1,027
Total	1,086	1,101	1,808

Schedule of estimated aggregate amortization expense

The estimated aggregate amortization expense for each of the next five years as of December 31, 2024 is:

(In thousands)	Intangible assets
2025	1,770
2026	1,758
2027	1,156
2028	979
2029 and thereafter	2,647

Schedule of weighted average amortization periods of intangible assets

(In year)	December 31, 2023	December 31, 2024
Technology	—	5
Land use rights	30	29
Audio-visual license	9	9
Acquired computer software	5	5
Others	—	3
Total weighted average amortization periods	10	10